INVENTORIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials		$ 3,169	$ 2,891
Work in progress	[1]	2,087	2,394
Finished goods		1,309	1,366
Inventories		6,565	6,651
Write-offs of inventories		153	$ 138	$ 313
Provision for estimated losses		$ 27

[1]	Net of provision for losses on long-term contracts as of December 31, 2015 and 2014, in the amount of $27 and $0, respectively.